Borrowings Under Lines of Credit Arrangements and Related Items (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings Under Line of Credit Arrangement and Related Items (Tables) [Abstract]
Aggregate borrowings under the unsecured lines of credit arrangements

The following information relates to aggregate borrowings under our unsecured lines of credit arrangements for the periods presented (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Balance outstanding at year end	$0	$610,000	$300,000
Maximum amount outstanding at any month end	$897,000	$710,000	$560,000
Average amount outstanding (total of daily
principal balances divided by days in period)	$191,378	$240,104	$268,762
Weighted-average interest rate (actual interest
expense divided by average borrowings outstanding)	1.80%	1.51%	1.48%